Cover Page	6 Months Ended
Jun. 30, 2024
Document Information [Line Items]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2024
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	Q2
Entity Registrant Name	Woodside Energy Group Ltd
Entity Central Index Key	0000844551
Current Fiscal Year End Date	--12-31